Income Taxes Income Taxes - Schedule of Company's Current and Deferred Federal Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current expense (benefit)	$ 9.5	$ (3.3)	$ 271.4
Deferred expense (benefit)	7.2	49.5	(65.2)
Total income tax expense	$ 16.7	$ 46.2	$ 206.2